Related Party Balances and Transactions - Schedule of Consolidated Financial Statements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Directors’ remuneration to Mr. Siu Wing Fung, Alfred [Member]
Schedule of Consolidated Financial Statements [Line Items]
Transactions with related parties	$ 325,000	$ 190,000
Directors’ remuneration to Ms. Fong Hei Yue, Tina [Member]
Schedule of Consolidated Financial Statements [Line Items]
Transactions with related parties	325,000	190,000
Director’s bonus of Mr. Siu Wing Fung, Alfred [Member]
Schedule of Consolidated Financial Statements [Line Items]
Transactions with related parties	750,000
Director’s welfare, accommodation and insurance to Mr. Siu Wing Fung, Alfred [Member]
Schedule of Consolidated Financial Statements [Line Items]
Transactions with related parties	393,103
Advisory services on fund raising project to Mr Siu, Daniel [Member]
Schedule of Consolidated Financial Statements [Line Items]
Transactions with related parties	219,045
Consulting services on fund raising project to Mr Siu, Jasper [Member]
Schedule of Consolidated Financial Statements [Line Items]
Transactions with related parties	65,000
Marketing service fee to Harcourt Limited [Member]
Schedule of Consolidated Financial Statements [Line Items]
Transactions with related parties	$ 230,769